Offerings - Offering: 1	Oct. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,298,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,333.05
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3ASR (File No. 333-278118) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.